Fair Value Measurement	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement

12. FAIR VALUE MEASUREMENT

Recurring

The Group measured its financial assets including cash equivalents, term-deposits, short-term investments, and equity investments in an investment company at fair value on a recurring basis as of December 31, 2012 and 2013.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2012 and 2013:

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
Term deposits	103,331	—	103,331	—
Equity investment in NQ Guotai (Note 8)	16,402	—	—	16,402

Total	119,733	—	103,331	16,402

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	US$	US$	US$	US$
7-day depositary notice	12,728	—	12,728	—
Term deposits	101,503	—	101,503	—
Short-term investments	7,573	—	7,573	—

Total	121,804	—	121,804	—

A summary of changes in fair value of Level 3 assets for the year ended December 31, 2013 is as follows:

As of December 31,
2013
US$
Beginning balance as of January 1, 2013	—
Capital injection in NQ Guotai	16,402
Total gain or losses included in earnings from equity investment in NQ Guotai	—
Settlements	—

Ending balance as of December 31, 2013	16,402

7-day depositary notice

The Company has 7-day depositary notice of US$12,728 as of December 31, 2012. The deposits are classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical term deposits. Given the short terms of these deposits, the fair value of cash equivalents approximates to cost. The balance of the deposits was included in cash and cash equivalents in consolidated Balance Sheet as of December 31, 2012. The Company has no short-term deposits as of December 31, 2013.

Term deposits

The Company’s term deposits include deposits with original maturities of more than three months but equal or less than one year. These term deposits are classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical time deposits and therefore, in order to determine their fair value, the Company had to use observable inputs other than quoted prices in active markets for identical term deposits. The carrying amounts of term deposits approximate to their fair values due to their short-term maturities.

Short-term investments

To estimate the fair value of investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group refers to the quoted rate of return provided by banks at the end of each period using discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement. The financial instruments are issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets. Since the Group did not intend to hold the investment over one year, they are classified as short-term investments in the year of 2012. The investment has been fully settled in the early of year 2013.

Equity Investment in NQ Guotai

The Group uses equity method to account for equity investment in NQ Guotai and fair value method to account for investments conducted by NQ Guotai. The fair value of investments made by NQ Guotai is determined by various approaches, including the income approach, market approach and the replacement cost approach, as appropriate. The major qualitative and quantitative inputs in valuation of fair value are development stage, work force, customer and vendor relationships, risk factors, financial conditions including historical financial statements and future financial forecasts, comparable companies in the same industry, time of investments to balance sheet date and price of recent investment by new investors. The fair value of the equity investments conducted by NQ Guotai represents level 3 valuations as the assumptions used in valuing the investments were not directly or indirectly observable in the market and involved a lot of management judgment. See Note 8 – “Equity Investments”.

Non-recurring

The Group measured certain financial assets, including equity method investments excluding investment in the investment company and cost method investments, at fair value on a nonrecurring basis and recorded these assets at fair value only when impairment is recognized. The Group’s non-financial assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value on a nonrecurring basis and recorded these assets at fair value only when other-than-temporary impairment is recognized. These assets are considered Level 3 assets because the Group used unobservable inputs to determine their fair values

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and certain other current assets are financial assets with carrying values that approximate to fair value due to their short term nature. Short-term accounts payable and accrued liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The Group estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Long-term payables and Other non-current assets

Long-term payables and other non-current assets are financial liabilities and assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial.